TANGIBLE ASSETS (Details 1) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 6,654,006	$ 2,230.0		$ 6,559,515	$ 6,514,048
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,355,172			9,054,173	8,758,542	$ 7,344,992
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(2,693,773)			(2,492,071)	(2,243,410)	(1,455,207)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(7,393)			(2,587)	(1,084)	(3,052)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					196,425
Bearer plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					199,090
Bearer plants [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					(2,665)
Bearer plants [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					0
Property plant and equipment for own use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	5,799,997			5,899,249	5,732,230
Property plant and equipment for own use [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	8,497,557			8,388,936	7,969,593	6,758,740
Property plant and equipment for own use [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	(2,690,167)			(2,487,188)	(2,236,346)	(1,445,970)
Property plant and equipment for own use [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	(7,393)			(2,499)	$ (1,017)	$ (2,726)
Property plant and equipment for own use [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,004,047			1,009,301
Property plant and equipment for own use [Member] | Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,007,788			1,010,753
Property plant and equipment for own use [Member] | Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Land [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(3,741)			(1,452)
Property plant and equipment for own use [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,154,604			2,202,343
Property plant and equipment for own use [Member] | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,640,644			2,598,571
Property plant and equipment for own use [Member] | Buildings [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(485,924)			(396,015)
Property plant and equipment for own use [Member] | Buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(116)			(213)
Property plant and equipment for own use [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		330,501			338,529
Property plant and equipment for own use [Member] | Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		944,127			939,344
Property plant and equipment for own use [Member] | Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(613,400)			(600,743)
Property plant and equipment for own use [Member] | Office Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(226)			(72)
Property plant and equipment for own use [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		452,094			469,180
Property plant and equipment for own use [Member] | Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,573,284			1,555,655
Property plant and equipment for own use [Member] | Computer Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(1,121,179)			(1,086,475)
Property plant and equipment for own use [Member] | Computer Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(11)			0
Property plant and equipment for own use [Member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		68,997			61,211
Property plant and equipment for own use [Member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		131,301			130,493
Property plant and equipment for own use [Member] | Motor vehicles [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(62,304)			(69,282)
Property plant and equipment for own use [Member] | Motor vehicles [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,171,443			1,200,974
Property plant and equipment for own use [Member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,362,242			1,352,413
Property plant and equipment for own use [Member] | Machinery [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(187,500)			(150,677)
Property plant and equipment for own use [Member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(3,299)			(762)
Property plant and equipment for own use [Member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,853			4,168
Property plant and equipment for own use [Member] | Silos [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		8,613			8,613
Property plant and equipment for own use [Member] | Silos [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(4,760)			(4,445)
Property plant and equipment for own use [Member] | Silos [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Warehouses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		17,858			18,638
Property plant and equipment for own use [Member] | Warehouses [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		43,592			43,457
Property plant and equipment for own use [Member] | Warehouses [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(25,734)			(24,819)
Property plant and equipment for own use [Member] | Warehouses [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Advanced payments for acquisition of plant property and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		6,974			17,455
Property plant and equipment for own use [Member] | Advanced payments for acquisition of plant property and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		6,974			17,455
Property plant and equipment for own use [Member] | Advanced payments for acquisition of plant property and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Advanced payments for acquisition of plant property and equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		166,113			155,222
Property plant and equipment for own use [Member] | Leasehold Improvements [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		348,431			307,289
Property plant and equipment for own use [Member] | Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(182,318)			(152,067)
Property plant and equipment for own use [Member] | Leasehold Improvements [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		211,120			225,803
Property plant and equipment for own use [Member] | Construction in Progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		211,120			225,803
Property plant and equipment for own use [Member] | Construction in Progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			0
Property plant and equipment for own use [Member] | Construction in Progress [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0			$ 0
Property plant and equipment for own use [Member] | Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		212,393
Property plant and equipment for own use [Member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		219,441
Property plant and equipment for own use [Member] | Bearer plants [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(7,048)
Property plant and equipment for own use [Member] | Bearer plants [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Only includes assets for own use diferent than assets given in operating lease (see note 15.2)